Quarterly Holdings Report
for
Fidelity Advisor Freedom® Income Fund
June 30, 2025
AFF-NPRT1-0825
1.818360.120
Bond Funds - 67.3%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (b)	4,432,532	44,369,648
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	13,530	104,316
Fidelity Series Emerging Markets Debt Fund (b)	144,407	1,169,698
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	39,583	380,395
Fidelity Series Floating Rate High Income Fund (b)	24,021	212,822
Fidelity Series High Income Fund (b)	137,034	1,205,899
Fidelity Series International Credit Fund (b)	31,261	264,467
Fidelity Series International Developed Markets Bond Index Fund (b)	1,217,143	10,613,486
Fidelity Series Investment Grade Bond Fund (b)	8,408,750	84,928,371
Fidelity Series Long-Term Treasury Bond Index Fund (b)	1,311,034	7,053,363
Fidelity Series Real Estate Income Fund (b)	21,738	217,812
TOTAL BOND FUNDS (Cost $157,572,329)		150,520,277

Domestic Equity Funds - 10.7%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (b)	209,553	3,545,640
Fidelity Advisor Series Growth Opportunities Fund (b)	139,161	2,514,636
Fidelity Series All-Sector Equity Fund (b)	125,067	1,657,143
Fidelity Series Commodity Strategy Fund (b)	4,625	420,315
Fidelity Series Intrinsic Opportunities Fund (b)	52,018	572,203
Fidelity Series Large Cap Stock Fund (b)	184,625	4,779,931
Fidelity Series Large Cap Value Index Fund (b)	27,046	466,546
Fidelity Series Opportunistic Insights Fund (b)	113,241	3,063,161
Fidelity Series Small Cap Core Fund (b)	11,302	131,777
Fidelity Series Small Cap Discovery Fund (b)	39,984	433,024
Fidelity Series Small Cap Opportunities Fund (b)	58,639	856,710
Fidelity Series Stock Selector Large Cap Value Fund (b)	197,046	2,790,173
Fidelity Series Value Discovery Fund (b)	172,503	2,789,372
TOTAL DOMESTIC EQUITY FUNDS (Cost $14,853,410)		24,020,631

International Equity Funds - 11.7%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	85,452	1,571,468
Fidelity Series Emerging Markets Fund (b)	182,643	1,864,788
Fidelity Series Emerging Markets Opportunities Fund (b)	349,770	7,492,079
Fidelity Series International Growth Fund (b)	202,563	4,020,881
Fidelity Series International Small Cap Fund (b)	149,739	2,970,815
Fidelity Series International Value Fund (b)	260,942	3,984,592
Fidelity Series Overseas Fund (b)	247,659	4,012,076
Fidelity Series Select International Small Cap Fund (b)	14,408	191,911
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $15,202,390)		26,108,610

Short-Term Funds - 1.9%
	Shares	Value ($)
Fidelity Series Short-Term Credit Fund (b) (Cost $4,158,960)	420,833	4,246,201

U.S. Treasury Obligations - 0.3%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 7/10/2025	4.25 to 4.26	140,000	139,853
US Treasury Bills 0% 7/17/2025 (d)	4.23 to 4.24	90,000	89,834
US Treasury Bills 0% 7/24/2025 (d)	4.24 to 4.25	360,000	359,042
US Treasury Bills 0% 7/3/2025	4.18	30,000	29,992
US Treasury Bills 0% 7/31/2025 (d)	4.23	200,000	199,306
TOTAL U.S. TREASURY OBLIGATIONS (Cost $818,016)			818,027

Money Market Funds - 8.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	4.32	352,275	352,346
Fidelity Series Government Money Market Fund (b)(f)	4.42	17,800,628	17,800,628
TOTAL MONEY MARKET FUNDS (Cost $18,152,974)			18,152,974

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $210,758,079)	223,866,720
NET OTHER ASSETS (LIABILITIES) - 0.0%	(88,473)
NET ASSETS - 100.0%	223,778,247

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	19	Sep 2025	2,547,615	21,761	21,761
ICE MSCI Emerging Markets Index Contracts (United States)	15	Sep 2025	925,125	17,438	17,438

TOTAL EQUITY CONTRACTS					39,199

Interest Rate Contracts
CBOT 10 Year US Treasury Bond Contracts (United States)	56	Sep 2025	6,278,125	142,699	142,699
CBOT US Treasury Long Bond Contracts (United States)	20	Sep 2025	2,306,250	95,723	95,723

TOTAL INTEREST RATE CONTRACTS					238,422

TOTAL PURCHASED					277,621

Sold

Equity Contracts
CME S&P 500 Index Contracts (United States)	15	Sep 2025	4,690,313	(165,823)	(165,823)

TOTAL FUTURES CONTRACTS					111,798
The notional amount of futures purchased as a percentage of Net Assets is 5.3%
The notional amount of futures sold as a percentage of Net Assets is 2.1%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated Fund
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $623,228.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	966,378	1,205,305	1,819,337	4,639	-	-	352,346	352,275	0.0%
Total	966,378	1,205,305	1,819,337	4,639	-	-	352,346

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Advisor Series Equity Growth Fund	3,608,087	39,850	631,188	-	(19,506)	548,397	3,545,640	209,553
Fidelity Advisor Series Growth Opportunities Fund	2,522,371	28,189	558,711	-	54,724	468,063	2,514,636	139,161
Fidelity Advisor Series Small Cap Fund	13,261	-	12,937	-	838	(1,162)	-	-
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	44,464,423	1,488,005	1,844,617	164,746	(11,977)	273,814	44,369,648	4,432,532
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	108,137	1,990	5,186	417	(249)	(376)	104,316	13,530
Fidelity Series All-Sector Equity Fund	1,611,858	25,149	204,556	-	341	224,351	1,657,143	125,067
Fidelity Series Canada Fund	1,367,785	54,298	60,728	-	2,198	207,915	1,571,468	85,452
Fidelity Series Commodity Strategy Fund	446,342	5,242	17,285	-	776	(14,760)	420,315	4,625
Fidelity Series Emerging Markets Debt Fund	1,167,138	31,687	47,533	17,267	(6,546)	24,952	1,169,698	144,407
Fidelity Series Emerging Markets Debt Local Currency Fund	362,602	3,670	13,083	-	(1,099)	28,305	380,395	39,583
Fidelity Series Emerging Markets Fund	1,772,863	20,213	129,144	-	14,695	186,161	1,864,788	182,643
Fidelity Series Emerging Markets Opportunities Fund	7,070,083	80,865	486,689	-	108,218	719,602	7,492,079	349,770
Fidelity Series Floating Rate High Income Fund	214,098	6,919	8,642	4,297	(268)	715	212,822	24,021
Fidelity Series Government Money Market Fund	17,816,358	672,327	688,057	192,562	-	-	17,800,628	17,800,628
Fidelity Series High Income Fund	1,184,922	33,645	46,669	19,486	(5,356)	39,357	1,205,899	137,034
Fidelity Series International Credit Fund	258,983	3,272	-	3,272	-	2,212	264,467	31,261
Fidelity Series International Developed Markets Bond Index Fund	10,514,409	378,538	415,024	51,094	1,194	134,369	10,613,486	1,217,143
Fidelity Series International Growth Fund	3,431,285	387,118	217,747	-	14,937	405,288	4,020,881	202,563
Fidelity Series International Small Cap Fund	2,940,496	29,390	513,416	-	100,704	413,641	2,970,815	149,739
Fidelity Series International Value Fund	3,817,754	276,206	566,440	-	122,851	334,221	3,984,592	260,942
Fidelity Series Intrinsic Opportunities Fund	610,067	6,459	79,862	-	(6,277)	41,816	572,203	52,018
Fidelity Series Investment Grade Bond Fund	84,579,955	3,527,207	3,424,483	899,495	(284,343)	530,035	84,928,371	8,408,750
Fidelity Series Large Cap Stock Fund	4,878,726	53,701	841,533	-	96,135	592,902	4,779,931	184,625
Fidelity Series Large Cap Value Index Fund	476,495	5,226	31,911	-	(455)	17,191	466,546	27,046
Fidelity Series Long-Term Treasury Bond Index Fund	7,061,621	440,351	263,263	66,730	(4,872)	(180,474)	7,053,363	1,311,034
Fidelity Series Opportunistic Insights Fund	3,101,789	34,297	579,545	-	31,712	474,908	3,063,161	113,241
Fidelity Series Overseas Fund	3,571,969	181,742	213,607	-	16,612	455,360	4,012,076	247,659
Fidelity Series Real Estate Income Fund	219,777	5,799	8,642	3,177	(28)	906	217,812	21,738
Fidelity Series Select International Small Cap Fund	40,321	129,027	736	-	(8)	23,307	191,911	14,408
Fidelity Series Short-Term Credit Fund	4,300,715	98,097	173,452	45,571	896	19,945	4,246,201	420,833
Fidelity Series Small Cap Core Fund	131,822	1,519	11,024	-	(2,096)	11,556	131,777	11,302
Fidelity Series Small Cap Discovery Fund	443,862	12,102	46,063	7,333	(7,925)	31,048	433,024	39,984
Fidelity Series Small Cap Opportunities Fund	873,878	9,435	102,308	-	53,298	22,407	856,710	58,639
Fidelity Series Stock Selector Large Cap Value Fund	2,857,727	31,452	207,021	-	(3,026)	111,041	2,790,173	197,046
Fidelity Series Value Discovery Fund	2,919,752	31,450	241,770	-	(8,019)	87,959	2,789,372	172,503
	220,761,731	8,134,437	12,692,872	1,475,447	258,079	6,234,972	222,696,347

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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